FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F-HR

                               Form 13F-HR COVER PAGE


Report for the Calendar Year or Quarter Ended: September 29, 2000

Check here if Amendment: ||; Amendment Number: ___

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings
                                     entries.

Institutional Investment Manager Filing this Report:

Name:    M.J. Whitman Advisors, Inc.
Address: 767 Third Avenue
         New York, NY 10017

Form 13F File Number: 801-27792

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Martin J. Whitman
Title:    Chairman
Phone:    212-888-6865

Signature, Place, and Date of Signing:

     Martin J. Whitman        New York, New York           November 13, 2000



Report Type (Check one only):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 91

Form 13F Information Table Value Total: $293,985
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           FORM 13F INFORMATION TABLE


  COLUMN 1                 COLUMN 2         COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7          COLUMN 8
------------------         --------------   --------   --------  -------------------   ----------  --------    --------------------
                                                          VALUE   SHRS OR  SH/  PUT/   INVESTMENT   OTHER        VOTING AUTHORITY
  NAME OF ISSUER           TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT  PRN  CALL   DISCRETION  MANAGERS    SOLE   SHARED   NONE
------------------         --------------   --------   --------   -------  ---  ----   ----------  --------    ----   ------   ----


ADE CORP MASS COM             COM           00089C107   4,619      225,500  SH   SOLE                          148,250  0     77,250
------------------------------------------------------------------------------------------------------------------------------------

A G EDWARDS INC               COM           281760108      31          600  SH   SOLE                                   0        600
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ABBOTT LABS                   COM           002824100      14          285  SH   SOLE                                   0        285
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AEGIS RLTY INC COM            COM           00760P104     401       39,600  SH   SOLE                           29,300  0     10,300
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ALAMO GROUP INC COM           COM           011311107   2,277      179,450  SH   SOLE                          125,850  0     53,600
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ALEXANDER & BALDWIN I         COM           014482103   2,639      101,500  SH   SOLE                           71,900  0     29,600
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ALZA CORP COM                 COM           022615108     657        7,590  SH   SOLE                            7,590  0          0
------------------------------------------------------------------------------------------------------------------------------------

AMER INTL GROUP               COM           026874107      23          240  SH   SOLE                                   0        240
------------------------------------------------------------------------------------------------------------------------------------

AMRESCO CAP TR COM-SH         COM SH BEN    031919103     133       12,400  SH   SOLE                           12,400  0          0
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ANALOGIC CORP                 COM           032657207   5,617      146,125  SH   SOLE                           92,700  0     53,425
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ANTHRACITE CAP INC CO         COM           037023018     258       31,800  SH   SOLE                           17,600  0     14,200
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APPLIED MATLS INC             COM           038222105   1,110       18,715  SH   SOLE                           11,050  0      7,665
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ARCH CAP GP                   COM           03937L105  11,553      733,520  SH   SOLE                          463,570  0    269,950
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ASSOCIATES FIRST CAP          CL A          046008108   1,190       31,325  SH   SOLE                           11,901  0     19,424
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ASTORIA FINL CORP             COM           046265104   1,025       26,525  SH   SOLE                            5,800  0     20,725
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AVATAR HLDGS INC COM          COM           053494100   1,349       70,100  SH   SOLE                           54,500  0     15,600
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AVX CORPORATION               COM           002444107     203        7,800  SH   SOLE                                   0      7,800
------------------------------------------------------------------------------------------------------------------------------------

BEL FUSE INC CL B             CL B          077347300   4,986      129,500  SH   SOLE                           53,900  0     75,600
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BRISTOL MYERS SQUIBB          COM           110122108      23          400  SH   SOLE                                   0        400
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C P CLARE CORP                COM           12615K107     297       68,800  SH   SOLE                           39,650  0     29,150
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CABOT INDUSTRIAL TRUST        COM           127072106      60        3,000  SH   SOLE                                   0      3,000
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CAPITAL SOUTHWEST COR         COM           140501107   5,905       98,823  SH   SOLE                           46,543  0     52,280
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CAPTEC NET LEASE RLTY         COM           140724105     438       38,500  SH   SOLE                           35,500  0      3,000
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CATELLUS DEV CORP COM         COM           149111106   3,065      175,150  SH   SOLE                          108,350  0     66,800
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CHRIS-CRAFT INDUSTRIES        COM           170520100      32          392  SH   SOLE                                   0        392
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CRAWFORD & COMPANY CLASS      CL A          224633206       2          225  SH   SOLE                                   0        225
------------------------------------------------------------------------------------------------------------------------------------

CUMMINS ENGINE INC            COM           231021106   2,322       77,560  SH   SOLE                           30,700  0     46,860
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D R HORTON INC COM            COM            2331A109   4,127      240,113  SH   SOLE                          180,134  0     59,979
------------------------------------------------------------------------------------------------------------------------------------

DATASCOPE CORP                COM           238003104   6,188      184,724  SH   SOLE                           86,024  0     98,700
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DELTIC TIMBER CORP            COM           247850100   1,102       65,050  SH   SOLE                           44,950  0     20,100
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ELECTRO SCIENTIFIC IN         COM           285229100   6,262      178,280  SH   SOLE                           94,800  0     83,480
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ELECTROGLAS INC               COM           285324109   6,248      366,164  SH   SOLE                          224,779, 0    141,385
------------------------------------------------------------------------------------------------------------------------------------

ENHANCE FINL SVCS GRO         COM           293310108  14,019     1,078,352 SH   SOLE                          578,051  0    500,301
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EVANS & SUTHERLAND CO         COM           299096107     637      117,100  SH   SOLE                          112,850  0      4,250
------------------------------------------------------------------------------------------------------------------------------------

FDX CORPORATION HOLDING CO    COM           31304N107      35          800  SH   SOLE                                   0        800
------------------------------------------------------------------------------------------------------------------------------------

FIRST AMERN CORP              COM           318522307  25,245     1,209,365 SH   SOLE                          707,550  0    501,815
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FIRST INDL RLTY TR IN         COM           32054K103     283        9,200  SH   SOLE                            9,200  0          0
------------------------------------------------------------------------------------------------------------------------------------

FORD MTR CO DEL COM P         COM           345370100   1,417       55,586  SH   SOLE                           19,978  0     35,608
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FOREST CITY ENTERPRIS CL A    CL A          345550107  12,516      347,677  SH   SOLE                          184,038  0    163,639
------------------------------------------------------------------------------------------------------------------------------------

FOREST CITY ENTERPRIS CL B    CL B CONV     345550305     614       16,700  SH   SOLE                           16,700  0          0
------------------------------------------------------------------------------------------------------------------------------------

FSI INTL INC                  COM           302633102   5,341      374,800  SH   SOLE                          186,400  0    188,400
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GOLDEN STATE BANCORP INC      SH BEN INT    381197136      28        1,170  SH   SOLE                                   0      1,170
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GOLDEN STATE BANCORP INC      WTEXP O       381197102       1        1,170  SH   SOLE                                   0      1,170
------------------------------------------------------------------------------------------------------------------------------------

H & Q LIFE SCI CEF            SH BEN       I404053100      24          777  SH   SOLE                                   0        777
------------------------------------------------------------------------------------------------------------------------------------

HOMEFED CORP COM NEW          COM           43739D208      33       54,941  SH   SOLE                           31,399  0     23,542
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INTEL CORPORATION             COM           458140100      41          976  SH   SOLE                                   0        976
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT TECHNOLOGY         COM           46145F105   1,091       27,319  SH   SOLE                           18,499  0      8,820
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J & J SNACK FOODS COR         COM           466032109     404       31,200  SH   SOLE                            9,050  0     22,150
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JEFFERIES GROUP INC           COM           472319102     737       27,420  SH   SOLE                           19,200  0      8,220
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JOHN NUVEEN CO CL A           CL A          478035108     605       12,500  SH   SOLE                            4,350  0      8,150
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KENDLE INTL INC COM           COM           48880L107     634       75,950  SH   SOLE                           72,350  0      3,600
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KLA-TENCOR CORP               COM           482480100     638       15,500  SH   SOLE                            9,500  0      6,000
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KOGER EQUITY INC COM          COM           500228101     717       42,200  SH   SOLE                           26,000  0     16,200
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LEGG MASON INC                COM           524901105   9,239      158,957  SH   SOLE                           92,378  0     66,579
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LENNAR CORP                   COM           526057104       9          300  SH   SOLE                                   0        300
------------------------------------------------------------------------------------------------------------------------------------

LEUCADIA NATL CORP            COM           527288104   2,192       81,950  SH   SOLE                           56,700  0     25,250
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LIBERTY FINL COS INC          COM           530512102  18,165      772,995  SH   SOLE                          451,345  0    321,650
------------------------------------------------------------------------------------------------------------------------------------

LNR PPTY CORP COM             COM           501940100     666       30,100  SH   SOLE                           22,600  0      7,500
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MARSHALL ILSLEY CORP          COM           571834100     349        6,969  SH   SOLE                                   0      6,969
------------------------------------------------------------------------------------------------------------------------------------

MBIA INC                      COM           55262C100   6,631       93,231  SH   SOLE                           68,888  0     24,343
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MELLON FINANCIAL CORP         COM           585503102      54        1,156  SH   SOLE                                   0      1,156
------------------------------------------------------------------------------------------------------------------------------------

MGIC INVESTMENT CORP          COM           552848103      12          200  SH   SOLE                                   0        200
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NABORS INDS INC               COM           629568106  26,143      498,910  SH   SOLE                          281,505  0    217,405
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NATIONAL PRESTO INDS          COM           637215104     378       12,615  SH   SOLE                            8,150  0      4,465
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NCR CORP NEW                  COM           62886E108   7,228      191,775  SH   SOLE                          106,550  0     85,225
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PAREXEL INTL CORP COM         COM           699462107  10,147     1,193,715 SH   SOLE                          586,200  0    607,515
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PHARMACEUTICAL PROD D         COM           717124101   4,020      151,350  SH   SOLE                          109,200  0     42,150
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PLANAR SYS INC                COM           726900103   1,332       71,500  SH   SOLE                           20,900  0     50,600
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PRIME GROUP REALTY TRUST      SH BEN INT    74158J103      63        4,000  SH   SOLE                                   0      4,000
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RADIAN GROUP INC.             COM           750236101     540        8,000  SH   SOLE                            8,000  0          0
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RAYMOND JAMES FINL IN         COM           754730109     474       14,400  SH   SOLE                           14,400  0          0
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SAWAKO CORP ADR SPONS         ADR           805444205      27       17,700  SH   SOLE                           17,700  0          0
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SCHERING PLOUGH CORP          COM           847706108      28          600  SH   SOLE                                   0        600
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SILICON VALLEY GROUP          COM           827066101  12,783      485,800  SH   SOLE                          293,800  0    192,000
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SKYLINE CORP                  COM           830830105     337       15,800  SH   SOLE                           15,800  0          0
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SPEEDFAM-IPEC INC COM         COM           847705100   1,953      170,750  SH   SOLE                           99,450  0     71,300
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ST JOE CORP                   COM           790148100   4,450      160,350  SH   SOLE                          109,350  0     51,000
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ST JUDE MEDICAL INC           COM           790849103      77        1,500  SH   SOLE                                   0      1,500
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STEWART INFORMATION           COM           860372101   4,480      291,374  SH   SOLE                          140,674  0    150,700
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TECUMSEH PRODUCTS CL          CL A          878895200   2,215       52,905  SH   SOLE                           41,600  0     11,305
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TECUMSEH PRODUCTS CL          CL B          878895101   9,591      239,037  SH   SOLE                          132,425  0    106,612
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TOKIO MARINE & FIRE           ADR           889090403  12,421      247,487  SH   SOLE                          113,892  0    133,595
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TRENWICK GROUP LTD            COM           895290104  11,320      595,800  SH   SOLE                          367,400  0    228,400
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TRINITY INDS INC COM          COM           896522109   1,484       63,500  SH   SOLE                           42,800  0     20,700
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ULTRATECH STEPPER INC         COM           904034105     196       12,200  SH   SOLE                           12,200  0          0
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UNITED INVS RLTY TR C         COM           910741107     152       27,100  SH   SOLE                           27,100  0          0
------------------------------------------------------------------------------------------------------------------------------------

USG CORP COM NEW              COM           903293405   1,217       48,550  SH   SOLE                           27,100  0     21,450
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VEECO INSTRS INC DEL          COM           922417100     638        6,000  SH   SOLE                            2,525  0      3,475
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VISTEON CORPORATION           COM           928U29107      63        4,184  SH   SOLE                                   0      4,184
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WEIS MKTS INC                 COM           948849104   3,287       82,825  SH   SOLE                           45,150  0     37,675
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WELLSFORD REAL PPTYS          COM           905240101     404       20,450  SH   SOLE                           20,450  0          0
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XIRCOM INCORPORATED           COM           983922105       5          200  SH   SOLE                                   0        200
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